Allowance for Loan Losses ("ALL") - Summary of Impaired Loans Average Recorded Investment and Interest Income Recognized (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Real Estate Loans [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans with no related allowance - Average Recorded Investment	$ 4,889	$ 5,235	$ 4,902	$ 5,252
Impaired loans with no related allowance - Interest Income Recognized
Impaired loans with an allowance - Average Recorded Investment
Impaired loans with an allowance - Interest Income Recognized
Real Estate Loans [Member] | Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans with no related allowance - Average Recorded Investment	4,705	5,235	4,718	5,252
Impaired loans with no related allowance - Interest Income Recognized
Impaired loans with an allowance - Average Recorded Investment
Impaired loans with an allowance - Interest Income Recognized
Real Estate Loans [Member] | 1- 4 single family residential [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans with no related allowance - Average Recorded Investment
Impaired loans with no related allowance - Interest Income Recognized
Impaired loans with an allowance - Average Recorded Investment
Impaired loans with an allowance - Interest Income Recognized
Real Estate Loans [Member] | Construction, Land and Development [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans with no related allowance - Average Recorded Investment
Impaired loans with no related allowance - Interest Income Recognized
Impaired loans with an allowance - Average Recorded Investment
Impaired loans with an allowance - Interest Income Recognized
Real Estate Loans [Member] | Home Equity Loans and Lines of Credit [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans with no related allowance - Average Recorded Investment	184		184
Impaired loans with no related allowance - Interest Income Recognized
Impaired loans with an allowance - Average Recorded Investment
Impaired loans with an allowance - Interest Income Recognized
Other Loans [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans with no related allowance - Average Recorded Investment		263		269
Impaired loans with no related allowance - Interest Income Recognized
Impaired loans with an allowance - Average Recorded Investment
Impaired loans with an allowance - Interest Income Recognized
Other Loans [Member] | Commercial and Industrial [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans with no related allowance - Average Recorded Investment		263		269
Impaired loans with no related allowance - Interest Income Recognized
Impaired loans with an allowance - Average Recorded Investment
Impaired loans with an allowance - Interest Income Recognized
Other Loans [Member] | Consumer [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans with no related allowance - Average Recorded Investment
Impaired loans with no related allowance - Interest Income Recognized
Impaired loans with an allowance - Average Recorded Investment
Impaired loans with an allowance - Interest Income Recognized